Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax assets:
Impairment of investment	$ 929,000	$ 929,000
Research & development cost	538,000	250,000
Net Operating loss	2,087,000	1,611,000
Gross deferred tax assets	3,554,000	2,790,000
Deferred tax liability:
Intangible assets	(4,164,000)	(4,414,000)
Gross deferred tax liability	(4,164,000)	(4,414,000)
Less valuation allowance	(2,625,000)	(1,611,000)
Net deferred tax liability	$ (3,235,000)	$ (3,235,000)